As filed with the Securities and Exchange Commission on August 29, 2007

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number: 811-21631

RMK Advantage Income Fund, Inc.

(Exact Name of the Registrant as Specified in Charter)

Morgan Keegan Tower

Fifty North Front Street

Memphis, Tennessee 38103

(Address of Principal Executive Offices – Zip Code)

Allen B. Morgan, Jr.

Morgan Keegan Tower

Fifty North Front Street

Memphis, Tennessee 38103

(Name and address of agent for service)

Registrant’s telephone number, including area code: (901) 524-4100

Copies to:

Jennifer R. Gonzalez, Esq.

Kirkpatrick & Lockhart Preston Gates Ellis LLP

1601 K Street, N.W.

Washington, D.C. 20006

Date of fiscal year end: March 31, 2008

Date of reporting period: June 30, 2007

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”)(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

RMK ADVANTAGE INCOME FUND, INC.

Portfolio of Investments

June 30, 2007 (Unaudited)

Principal Amount/ Shares	Description	Value (b)
ASSET-BACKED SECURITIES—INVESTMENT GRADE—22.6% OF NET ASSETS
	Certificate-Backed Obligations (“CBO”)—0.6%
3,000,000	Diversified Asset Securitization Holdings III 1A A3L, 6.140% 7/5/36 (a)	2,310,000
	Collateralized Debt Obligations (“CDO”)—16.8%
365,000	Attentus CDO Ltd. 2006-2A E2, 8.395% 10/9/41	354,050
910,000	Attentus CDO Ltd. 2006-2A F2, 10.295% 10/9/41	882,700
2,993,761	Broderick CDO Ltd. 2007-3A D, 9.160% 12/6/50 (a)	2,933,885
3,000,000	CDO Repack SPC Ltd. 2006-BRGA, 7.800% 12/5/51	2,820,000
1,904,039	E-Trade CDO I 2004-1A, 2.000% 1/10/40	1,632,714
2,000,000	Highland Park CDO Ltd. 2006-1A E, 7.660% 11/25/51 (a)	1,600,000
3,000,000	IMAC CDO Ltd. 2007-2A E, 9.856% 10/20/50 (a)	2,867,220
3,000,000	Kodiak CDO 2006-1A G, 8.856% 8/7/37 (a)	2,730,000
1,000,000	Kodiak CDO 2007-2A E, 8.617% 11/7/42 (a)	983,380
5,000,000	Lancer Funding Ltd. 2007-2A A3, 12.369% 7/15/47 (a)	4,675,000
2,978,103	Lexington Capital Funding Ltd. 2007-3A F, 8.850% 4/10/47 (a)	2,888,760
4,000,000	Libertas Preferred Funding Ltd. 2007-3A 7, 13.099% 4/9/47 (a)	3,380,000
1,982,306	Millstone III-A CDO Ltd., 4.300% 7/5/46	1,903,014
3,000,000	Newbury Street CDO Ltd. 2007-1A D, 9.100% 3/4/53 (a)	2,812,500
1,974,867	Norma CDO Ltd. 2007-1A E, 9.760% 3/11/49 (a)	1,579,894
6,000,000	Palmer Square 2A CN, 5.860% 11/2/45 (a)	5,880,000
2,000,000	Pasa Funding Ltd. 2007-1A D, 9.324% 4/7/52	1,800,000
1,956,429	Sharps CDO 2006-1A D, 7.500% 5/8/46 (a)	1,839,689
1,000,000	Squared CDO Ltd. 2007-1A C, 10.357% 5/11/57 (a)	972,500
6,000,000	Taberna Preferred Funding Ltd. 2006-6A, 6.100% 12/5/36 (a)	5,786,400
3,922,479	Taberna Preferred Funding Ltd. 2006-7A C1, 10.000% 2/5/37 (a)	3,859,719
2,983,246	Tahoma CDO Ltd. 2006-1A D, 9.010% 6/18/47 (a)	2,744,586
1,000,000	Tahoma CDO Ltd. 2007-2A D, 9.830% 9/15/47 (a)	930,000
2,000,000	Trapeza CDO I LLC 2006-10A, 6.700% 6/6/41	1,600,000
1,000,000	Trapeza CDO I LLC 2006-10A D2, 8.700% 6/6/41 (a)	988,300
3,000,000	Linker Finance PLC 16A E, 8.820% 5/19/45 (a)	2,887,500
4,469,196	Witherspoon CDO Funding Ltd. 2004-1A, 7.500% 9/15/39	4,357,466

		$67,689,277

	Equipment Leases—1.6%
6,554,637	Aviation Capital Group Trust 2005-3A C1, 8.570% 12/25/35 (a)	6,652,956
	Home Equity Loans (Non-High Loan-To-Value)—3.6%
1,000,000	ACE Securities Corp. 2004-HE1 M5, 7.270% 3/25/34	850,000
7,613,000	ACE Securities Corp. 2004-HE3 M11, 8.820% 11/25/34	6,471,050
2,119,000	Asset-Backed Securities Corp. Home Equity 2005-HE1 M10, 7.981% 3/25/35	1,663,415
2,681,000	Bear Stearns Asset-Backed Securities, Inc. 2004-HE9 M7B, 9.320% 11/25/34	2,278,850
1,000,000	Fremont Home Loan Trust 2004-4 M7, 7.040% 3/25/35	967,248
381,805	Home Equity Asset Trust 2003-4 B1, 9.320% 10/25/33	213,431
2,000,000	Terwin Mortgage Trust 2007-3SL B3, 6.000% 5/25/38 (a)	1,852,400

		$14,296,394

Total Asset-Backed Securities—Investment Grade (cost $93,563,745)		$90,948,627

ASSET-BACKED SECURITIES—BELOW INVESTMENT GRADE OR UNRATED—33.1% OF NET ASSETS
	Certificate-Backed Obligations (“CBO”)—0.2%
2,329,301	Helios Series I Multi-Asset CBO, Ltd. IA C, 8.148% 12/13/36 (a)	885,134

		$885,134

	Collateralized Debt Obligations (“CDO”)—17.6%
1,000,000	801 Grand CDO 2006-1 LLC, 11.350% 9/20/16 (a)	990,000
2,000,000	Aardvark Asset-Backed Securities CDO 2007-1A, 10.000% 7/6/47	1,380,000
4,000,000	Acacia CDO, Ltd. 10A, 3.700% 9/7/46 (a)	1,560,000
4,000,000	Aladdin CDO I Ltd. 2006-3A, 10.360% 10/31/13 (a)	1,900,000
2,000,000	Alesco Preferred Funding Ltd.13A I, 10.000% 9/23/37	1,890,000
2,000,000	Attentus CDO Ltd. 2006-2A F1, 10.350% 10/9/41 (a)	1,950,000
3,000,000	Attentus CDO Ltd. 2007-3A F2, 9.532% 10/11/42 (a)	2,917,500
1,000,000	Cairn Mezzanine Asset-Backed CDO PLC 2007-3A, 10.000% 8/13/47	660,000
5,000,000	Dillon Read CDO Ltd. 2006-1A, 10.000% 12/5/46 (a)	4,450,000
3,000,000	Diversified Asset Securitization Holdings II 1A B1, 9.712% 9/15/35 (a)	1,642,500
3,000,000	Dryden Leveraged Loan CDO 2005-9A, 10.000% 9/20/19	2,520,000
3,000,000	Equinox Funding 1A D, 12.259% 11/15/12 (a)	1,680,000
4,000,000	Global Leveraged Capital Credit Opportunity Fund 2006-1A, 10.000% 12/20/18 (a)	3,996,800
2,000,000	Gulf Stream Atlantic CDO Ltd. 2007-1A, 10.000% 7/13/47 (a)	1,525,000

RMK ADVANTAGE INCOME FUND, INC.

Portfolio of Investments

June 30, 2007 (Unaudited)

Principal Amount/ Shares	Description	Value (b)
3,797,024	Hewett’s Island CDO Ltd. 2004-1A, 12.390% 12/15/16	3,664,129
2,000,000	IXIS ABS 1 Ltd., 10.000% 12/12/46	1,460,000
2,000,000	Jazz CDO BV III-A EB, 10.571% 9/26/14 (a)	2,000,000
13,000,000	Kenmore Street Synthetic CDO 2006-1A, 10.360% 4/30/14 (a)	6,110,000
997,622	Knollwood CDO Ltd. 2006-2A E, 11.355% 7/13/46 (a)	808,074
2,000,000	Knollwood CDO Ltd. 2006-2A SN, 15.000% 7/13/46	1,760,000
4,000,000	Kodiak CDO 2006-1A, 3.712% 8/7/37 (a)	3,280,000
2,000,000	MAC Capital Ltd. 2007-1A B2L, 9.620% 7/26/23	2,000,000
3,863,717	MKP CBO I Ltd. 4A CS, 2.000% 7/12/40 (a)	2,318,230
5,000,000	OFSI Fund Ltd. 2006-1A, 2.000% 9/20/19 (a)	4,825,000
2,769,665	Peritus I CDO Ltd. 2005-1A C, 9.000% 5/24/15 (a)	2,767,255
2,000,000	Rockwall CDO 2007-1A B2L, 9.617% 8/1/24	2,000,000
2,000,000	Trapeza CDO I LLC 2006-11A, 10.000% 10/10/41	1,941,600
2,000,000	Trapeza CDO I LLC 2006-11A F, 10.204% 10/10/41	1,941,600
2,500,000	Tricadia CDO Ltd. 2006-5A, Zero Coupon Bond 6/19/46 (a)	1,912,500
3,000,000	Tropic CDO I Corp. 2006-5A C1, 10.000% 7/15/36	2,841,000

		$70,691,188

	Collateralized Loan Obligations (“CLO”)—4.7%
1,000,000	Copper River CLO Ltd. 2006-1A E, 9.124% 1/20/21 (a)	967,790
1,000,000	Flagship CLO 2005-4I, 15.000% 6/1/17	903,050
2,000,000	MAC Capital Ltd. 2007-1A Preference Share Component, 10.000% 7/26/23 (a)	1,950,000
3,000,000	Navigare Funding CLO Ltd. 2007-2A SN, 5.360% 4/17/21	2,790,000
2,000,000	Ocean Trails CLO 2006-1A, 10.000% 10/12/20	1,924,220
3,000,000	Rosedale CLO Ltd. I-A II, 5.146% 7/24/21	2,910,000
3,000,000	Telos CLO Ltd. 2006-1A, 10.000% 10/11/21 (a)	2,917,500
1,000,000	Telos CLO Ltd. 2007-2A E, 10.360% 4/15/22	975,000
2,000,000	Telos CLO Ltd. 2007-2A, 10.000% 4/15/22	1,900,000
2,000,000	Veritas CLO Ltd. 2006-2A, 15.000% 7/11/21 (a)	1,840,000

		$19,077,560

	Equipment Leases—5.2%
7,594,200	Aerco Limited 1X C1, Zero Coupon Bond 7/15/23	569,565
7,123,631	Aerco Limited 2A B2, 6.370% 7/15/25 (a)	1,567,199
7,247,186	Aerco Limited 2A C2, Zero Coupon Bond 7/15/25 (a)	543,539
8,250,000	Aircraft Finance Trust 1999-1A A1, 5.800% 5/15/24 (a)	6,084,375
7,000,000	Airplanes Pass Through Trust 2001-1A A9, 5.870% 3/15/19	4,843,125
772,540	DVI Receivables Corp. 2001-2 A3, 3.519% 11/8/31	463,524
1,642,651	DVI Receivables Corp. 2001-2 A4, 4.613% 11/11/09	1,018,444
5,569,470	DVI Receivables Corp. 2002-1 A3A, 5.710% 6/11/10	2,617,651
1,931,654	Guggenheim Equipment Trust 2007-1A, 11.193% 7/15/31 (a)	1,419,766
1,580,236	Lease Investment Flight Trust 1 B1, 6.440% 7/15/31	79,012
3,160,473	Lease Investment Flight Trust 1 B2, 7.124% 7/15/31	158,024
4,000,000	Piper Jaffray Equipment Trust Securities 2007-1A, 6.300% 3/26/29 (a)	1,715,000

		$21,079,224

	Franchise Loans—0.2%
1,617,000	Falcon Franchise Loan LLC 2001-1 F, 6.500% 1/5/23	806,414

	Home Equity Loans (Non-High Loan-To-Value)—5.1%
2,000,000	ACE Securities Corp. 2005-HE2 B1, 8.570% 4/25/35 (a)	1,300,000
3,000,000	ACE Securities Corp. 2005-HE6 B1, 8.320% 10/25/35 (a)	1,440,000
2,000,000	Asset-Backed Securities Corp. Home Equity 2006-HE4 M9, 7.820% 5/25/36 (a)	1,300,000
7,038,000	Equifirst Mortgage Loan Trust 2004-3 B2, 8.456% 12/25/34 (a)	5,560,020
1,000,000	Equifirst Mortgage Loan Trust 2005-1 B3, 7.815% 4/25/35 (a)	770,000
2,000,000	Master Asset-Backed Securities Trust 2005-FRE1 M10, 7.820% 10/25/35 (a)	1,300,000
4,000,000	Meritage Asset Holdings 2005-2 N4, 7.500% 11/25/35 (a)	2,200,000
2,000,000	Merrill Lynch Mortgage Investors Inc. 2005-SL1 B5, 8.820% 6/25/35 (a)	1,260,000
2,000,000	Soundview Home Equity Loan Trust 2005-A B1, 8.320% 4/25/35 (a)	1,140,000
3,000,000	Structured Asset Securities Corp. 2005-S6 B3, 7.820% 11/25/35 (a)	1,110,000
4,000,000	Terwin Mortgage Trust 2005-R1, 5.000% 12/28/36 (a)	520,000
	Terwin Mortgage Trust 2005-3SL B6, 11.500% 3/25/35 interest-only strips	326,291
1,075,452	Terwin Mortgage Trust 2005-7SL, 3.779% 7/25/35 (a)	80,659
3,546,234	Terwin Mortgage Trust 2005-11SL B7, 5.454% 11/25/36 (a)	886,559
6,000,000	Terwin Mortgage Trust 2006-R3, 6.290% 6/26/37(a)	1,200,000
1,734,445	Terwin Mortgage Trust 2006-1 2B5, 5.000% 1/25/37 (a)	173,444

		$20,566,973

RMK ADVANTAGE INCOME FUND, INC.

Portfolio of Investments

June 30, 2007 (Unaudited)

Principal Amount/ Shares	Description	Value (b)
	Manufactured Housing Loans—0.1%
405,473	Bombardier Capital Mortgage Securitization Corp. 2001-A M2, 8.265% 12/15/30	72,985

Total Asset-Backed Securities—Below Investment Grade or Unrated (cost $170,198,135)		$133,179,478

CORPORATE BONDS—INVESTMENT GRADE—5.4% OF NET ASSETS
	Finance—0.2%
1,000,000	ABN Amro Bank NV/London, 9.860% 11/17/09 (a)	995,000
	Special Purpose Entities—5.2%
2,000,000	Canal Pointe II LLC, 8.838% 6/25/14 (a)	1,990,000
4,000,000	Duane Park I Ltd., 7.840% 6/27/16 (a)	4,015,600
2,000,000	FIPT 07-C JPM Class B, 8.125% 5/15/77 (a)	2,040,760
3,000,000	Lincoln Park Referenced Link Notes 2001-1, 8.775% 7/30/31 (a)	2,670,000
2,000,000	Parcs-R 2007-8, 5.321% 1/25/46 (a)	2,000,000
3,000,000	Pyxis Master Trust 2006-7, 10.320% 10/1/37 (a)	3,000,000
5,000,000	Steers Delaware Business Trust 2007-A, 7.610% 6/20/18 (a)	5,000,000

		$20,716,360

Total Corporate Bonds—Investment Grade (cost $21,727,535)		$21,711,360

CORPORATE BONDS—BELOW INVESTMENT GRADE OR UNRATED—34.1% OF NET ASSETS
	Agriculture—0.5%
1,950,000	Eurofresh Inc., 11.500% 1/15/13 (a)	1,940,250
	Apparel—1.3%
4,966,000	Rafaella Apparel Group Inc., 11.250% 6/15/11	5,015,660
	Automotives—3.6%
3,075,000	Cooper Standard Automotive, Inc., 8.375% 12/15/14	2,867,438
2,225,000	Dana Corp., 1/15/15 in default (c)	2,136,000
1,388,000	Dana Corp., 3/15/10 in default (c)	1,394,940
2,600,000	Dura Operating Corp., 4/15/12 in default (c)	1,690,000
2,550,000	Ford Motor Company, 7.450% 7/16/31	2,036,813
250,000	Ford Motor Company, 9.980% 2/15/47	229,375
4,000,000	Metaldyne Corp., 11.000% 6/15/12	4,080,000

		$14,434,566

	Basic Materials—3.0%
4,150,000	AmeriCast Technologies Inc., 11.000% 12/1/14 (a)	4,212,250
3,400,000	Key Plastics LLC, 11.750% 3/15/13 (a)	3,374,500
1,158,000	Millar Western Forest Products Ltd., 7.750% 11/15/13	997,327
3,525,000	Momentive Performance Materials Inc., 11.500% 12/1/16 (a)	3,560,250

		$12,144,327

	Building & Construction—0.6%
1,375,000	Ply Gem Industries Inc., 9.000% 2/15/12	1,235,781
1,250,000	Technical Olympic USA, Inc., 10.375% 7/1/12	983,437

		$2,219,218

	Communications—1.1%
4,350,000	CCH I Holdings LLC, 11.750% 5/15/14	4,273,875
	Consulting Services—1.0%
4,100,000	MSX International Inc., 12.500% 4/1/12 (a)	4,161,500
	Consumer Goods—0.3%
1,325,000	Spectrum Brands Inc., Zero Coupon Bond 10/2/13	1,232,250
	Entertainment—1.1%
2,975,000	French Lick Resorts & Casino LLC, 10.750% 4/15/14 (a)	2,543,625
1,800,000	Six Flags Inc., 9.625% 6/1/14	1,669,500

		$4,213,125

	Finance—0.9%
2,725,000	Advanta Capital Trust I, 8.990% 12/17/26	2,697,750
1,000,000	Asure Float, 11.110% 12/31/35	978,750

		$3,676,500

	Food—0.4%
1,825,000	Merisant Co., 9.500% 7/15/13	1,606,000
	Garden Products—0.3%
1,285,000	Ames True Temper, 10.000% 7/15/12	1,214,325
	Health Care—0.4%
5,055,000	Insight Health Services Corp., 11/1/11 in default (c)	1,516,500
	Human Resources—0.2%
958,000	Comforce Operating Inc., 12.000% 12/1/10	984,345

RMK ADVANTAGE INCOME FUND, INC.

Portfolio of Investments

June 30, 2007 (Unaudited)

Principal Amount/ Shares	Description	Value (b)
	Industrials—1.8%
3,235,000	Advanced Lighting Technologies, 11.000% 3/31/09	3,235,000
1,825,000	Home Products Inc., Zero Coupon Bond 3/20/17	373,486
1,725,000	Masonite Corporation, 11.000% 4/6/15	1,595,625
1,200,000	Port Townsend Paper Corp., 4/15/11 in default (a) (c)	528,000
1,700,000	Terphane Holding Corp., 12.500% 6/15/09 (a)	1,700,000

		$7,432,111

	Investment Companies—0.3%
1,250,000	Regional Diversified Funding, 10.000% 1/25/36 (a)	1,253,125
	Manufacturing—3.0%
4,500,000	BGF Industries Inc., 10.250% 1/15/09	4,320,000
3,545,000	JB Poindexter & Co. Inc., 8.750% 3/15/14	3,279,125
4,650,000	MAAX Corp., 9.750% 6/15/12	3,045,750
1,525,000	Propex Fabrics Inc., 10.000% 12/1/12	1,364,875

		$12,009,750

	Metals & Mining—0.1%
525,000	Altos Hornos de Mexico SA de CV, 4/30/07 in default (c) *	397,688
	Oil & Natural Gas—0.4%
1,700,000	Seametric International, 11.625% 5/25/12 (a)	1,670,250
	Real Estate Services—0.9%
4,150,000	Realogy Corp., 12.375% 4/15/15 (a)	3,786,875
	Retail—1.7%
1,413,000	Lazydays RV Center Inc., 11.750% 5/15/12	1,455,390
2,950,000	Uno Restaurant Corp., 10.000% 2/15/11 (a)	2,566,500
3,625,000	VICORP Restaurants, Inc., 10.500% 4/15/11	2,990,625

		$7,012,515

	Special Purpose Entities—7.2%
1,875,444	Antares Funding LP, 13.413% 12/14/11 (a)	2,025,480
2,500,000	Eirles Two Ltd. 262, 10.855% 8/3/21	2,487,500
3,500,000	Eirles Two Ltd. 263, 13.355% 8/3/21	3,473,750
745,000	Interactive Health LLC, 7.250% 4/1/11 (a)	638,837
82,545	PCA Finance Corp., 14.000% 6/1/09 (a)	83,783
4,525,000	PNA Intermediate Holding Corp., 12.360% 2/15/13 (a)	4,570,250
2,000,000	Preferred Term Securities II, Ltd., 10.000% 5/22/33 (a)	1,046,520
1,000,000	Preferred Term Securities XIX, Ltd., 10.000% 12/22/35 (a)	830,000
1,000,000	Preferred Term Securities XXI, Ltd., 10.000% 3/22/38 (a)	880,000
4,000,000	Preferred Term Securities XXII, Ltd.,15.000% 9/22/36 (a)	3,720,000
1,000,000	Preferred Term Securities XXV, Ltd., 10.000% 6/22/37 (a)	976,960
1,000,000	Preferred Term Securities XVIII, Ltd., 10.000% 9/23/35 (a)	827,470
3,800,000	Preferred Term Securities XXIII, Ltd.,15.000% 12/22/36 (a)	3,600,500
2,000,000	Preferred Term Securities XXIV, Ltd.,10.000% 3/22/37 (a)	1,979,740
1,000,000	Preferred Term Securities XXI-2TR, 9.999% 3/22/38 (a)	957,500
1,000,000	Pyxis Master Trust, 10.320% 10/1/2037 (a)	1,000,000

		$29,098,290

	Telecommunications—1.8%
4,175,000	Primus Telecommunications GP, 8.000% 1/15/14	3,026,875
2,400,000	Securus Technologies Inc., 11.000% 9/1/11	2,403,000
1,700,000	Securus Technologies Inc., 11.000% 9/1/11 (a)	1,660,050

		$7,089,925

	Tobacco—0.7%
400,000	North Atlantic Trading Co., 9.250% 3/1/12	336,000
2,444,250	North Atlantic Trading Co., 10.000% 3/1/12 (a)	2,444,250

		$2,780,250

	Transportation—1.5%
2,350,000	Atlantic Express Transportation, 12.609% 4/15/12 (a)	2,385,250
3,875,000	Sea Containers Ltd., 10/15/06 in default (c) *	3,603,750

		$5,989,000

Total Corporate Bonds—Below Investment Grade or Unrated ($139,915,236)		$137,152,220

MORTGAGE-BACKED SECURITIES—INVESTMENT GRADE—5.0% OF NET ASSETS
	Collateralized Mortgage Obligations—5.0%
	Countrywide Alternative Loan Trust 2007-OA8 X 2.000% 6/25/47 interest-only strips	978,000
1,151,000	Countrywide Asset-Backed Certificates 2007-SD1 M5, 5.000% 3/25/47 (a)	851,740

RMK ADVANTAGE INCOME FUND, INC.

Portfolio of Investments

June 30, 2007 (Unaudited)

Principal Amount/ Shares	Description	Value (b)
5,000,000	Deutsche Mortgage Securities, Inc. 2006-RS1 N2, 2.237% 9/27/35 (a)	4,900,000
	Harborview Mortgage Loan Trust 2004-8 X, 1.617% 11/19/34 interest-only strips	1,451,334
	Indymac Index Mortgage Loan Trust 2005-AR10 AX, 1.828% 6/25/35 interest-only strips	3,235,954
3,000,000	Park Place Securities Inc. 2005-WCW2 M10, 7.820% 7/25/35	2,400,000
2,000,000	Park Place Securities Inc. 2005-WHQ3 M11, 7.820% 6/25/35	1,500,000
	Residential Accredit Loans Inc. 2005-QO4 XIO, 1.764% 12/25/45 interest-only strips	1,789,567
2,394,173	Structured Asset Investment Loan Trust 2004-7A B, 6.750% 8/27/34 (a)	2,178,698
	Washington Mutual Alternative Mortgage Pass Through Certificates 2006-AR8 CX3, 1.000% 10/25/46 interest-only strips	499,889
	Washington Mutual Alternative Mortgage Pass Through Certificates 2006-AR8 3X2, 0.500% 10/25/46 interest-only strips	368,910

Total Mortgage-Backed Securities—Investment Grade ($25,755,071)		$20,154,092

MORTGAGE-BACKED SECURITIES—BELOW INVESTMENT GRADE OR UNRATED—12.0% OF NET ASSETS
	Collateralized Mortgage Obligations—12.0%
1,842,000	Countrywide Alternative Loan Trust 2006-0A11 N3, 12.500% 9/25/46 (a)	1,885,637
1,834,939	Countrywide Alternative Loan Trust 2006-OA21 B3, 7.070% 3/20/47 (a)	421,816
3,000,000	First Franklin Mortgage Loan Asset-Backed Certificates 2005-FFH3 B4, 7.320% 9/25/35 (a)	1,680,000
3,000,000	Greenwich Structured Adjustable Rate Mortgage Products 2005-3A N2, 2.000% 6/27/35 (a)	1,935,000
8,000,000	Greenwich Structured Adjustable Rate Mortgage Products 2005-4A N-2, Zero Coupon Bond 7/27/45 (a)	4,600,000
3,947,392	Harborview Mortgage Loan Trust 2006-4 B11, 7.070% 5/19/47 (a)	2,427,646
269,812,306	Harborview Mortgage 2006-14 ES, 0.348% interest-only strips	1,929,158
2,000,000	Harborview Corp. 2006-8A N5, Zero Coupon Bond 7/21/36 (a)	827,500
1,000,000	Harborview Corp. 2006-14 N4, 8.350% 3/19/38 (a)	841,880
6,000,000	Harborview Corp. 2006-14 PS, Zero Coupon Bond 12/19/36	1,116,600
1,000,000	Indymac Index Corp. 2006-AR6 N3, 8.833% 6/25/46 (a)	943,500
5,000,000	Long Beach Asset Holdings Corp. 2005-WL1 N4, 7.500% 6/25/45 (a)	2,800,000
953,516	Long Beach Mortgage Loan Trust 2001-3 M3, 8.133% 9/25/31	171,633
4,000,000	Long Beach Mortgage Loan Trust 2005-WL2 B3, 7.368% 8/25/35 (a)	2,638,160
2,000,000	Long Beach Mortgage Loan Trust 2005-2 B2, 7.828% 4/25/35 (a)	1,530,000
2,043,150	Park Place Securities Inc. 2005-WCW1 B, 5.000% 9/25/35 (a)	1,884,806
3,000,000	Park Place Securities Inc. 2005-WCW3, 7.820% 8/25/35 (a)	2,160,000
3,000,000	Park Place Securities Inc. 2005-WHQ1 M10, 7.820% 3/25/35 (a)	2,265,000
1,000,000	Park Place Securities Inc. 2005-WHQ4, 7.820% 9/25/35 (a)	715,000
5,250,000	Residential Asset Mortgage Products Inc. 2005-RS4 B2, 8.320% 4/25/35 (a)	4,305,000
3,938,000	Residential Asset Mortgage Products Inc. 2005-RS4 B3, 8.320% 4/25/35 (a)	3,032,260
830,774	Sasco Trust 2004-6XS B, 5.000% 3/28/34 (a)	581,541
1,000,000	Sharp SP I LLC Trust 2006-A HM3 N3, 12.500% 10/25/46 (a)	985,000
2,000,000	Soundview Home Equity Loan Trust 2005-1 B3, 8.570% 4/25/35 (a)	1,300,000
2,591,000	Soundview Home Equity Loan Trust 2005-2 B3, 8.320% 7/25/35 (a)	2,072,800
2,531,544	Structured Asset Securities Corp. 2004-S2 B, 6.000% 6/25/34 (a)	1,952,555
1,055,999	Structured Asset Securities Corp. 2004-S4 B3, 5.000% 12/25/34 (a)	98,915
2,000,000	Structured Asset Securities Corp. 2005-AR1 B2, 7.320% 9/25/35 (a)	1,160,000

Total Mortgage-Backed Securities—Below Investment Grade or Unrated (cost $54,369,376)		$48,261,407

MUNICIPAL SECURITIES—0.1% OF NET ASSETS
16,481	Pima County Arizona Health Care Facilities, Revenue Bonds, 6.000% 6/1/08	15,427
31,045	Pima County Arizona Health Care Facilities, Revenue Bonds, 6.274% 6/1/09	26,996
43,907	Pima County Arizona Health Care Facilities, Revenue Bonds, 6.455% 6/1/10	35,421

Total Municipal Securities (cost $82,379)		$77,844

COMMON STOCKS—15.1% OF NET ASSETS
	Basic Materials—1.1%
6,600	Cytec Industries Inc.	420,882
105,500	Horsehead Holdings (c)	1,767,125
3,500	Mittal Steel Company N.V. (d)	218,400
16,100	RTI International Metals, Inc. (c)	1,213,457
2,500	Tenaris S.A.	122,400
16,500	Zoltek Companies, Inc. (c) (d)	685,245

		$4,427,509

	Commercial Services—0.2%
75,100	NNN Realty Advisors	829,855
	Communications—0.3%
18,500	Citizens Communications Company	282,495
8,400	FairPoint Communications, Inc.	149,100
58,700	Windstream Corporation	866,412

		$1,298,007

RMK ADVANTAGE INCOME FUND, INC.

Portfolio of Investments

June 30, 2007 (Unaudited)

Principal Amount/ Shares	Description	Value (b)
	Consumer Products—1.6%
25,800	B&G Foods, Inc.	340,560
16,500	Best Buy Co., Inc.	770,055
24,100	Brookdale Senior Living, Inc.	1,098,237
51,850	Delphi Corporation (c)	122,952
45,600	Eddie Bauer Holdings, Inc. (c)	585,960
19,100	Famous Dave’s of America, Inc. (c)	424,975
123,100	Hawaiian Holdings, Inc. (c)	449,315
14,940	Home Products (c)	59,760
56,200	LJ International Inc. (c)	610,338
12,200	Macquarie Infrastructure Company Trust	506,056
6,200	Regal Entertainment Group	135,966
200	Sanderson Farms, Inc. (d)	9,004
25,577	Star Gas Partners, L.P. (c)	114,073
60,700	The Wet Seal, Inc. (c)	364,807
26,800	Titan International, Inc.	847,148

		$6,439,206

	Energy—1.4%
19,900	Alpha Natural Resources, Inc. (c)	413,721
11,800	Comstock Resources, Inc. (c)	353,646
11,900	Enterprise Products Partners L.P.	378,539
154,600	Evergreen Energy Inc. (c)	932,238
13,000	Fording Canadian Coal Trust	426,660
9,700	Helix Energy Solutions Group, Inc. (c)	387,127
4,500	Kinder Morgan Energy Partners, L.P.	248,355
10,300	Legacy Reserves LP	277,585
2,600	Magellan Midstream Partners, L.P.	121,108
3,600	NuStar Energy L.P.	246,600
700	Oceaneering International, Inc. (c)	36,848
18,900	PetroQuest Energy, Inc. (c)	274,806
123,300	Pinnacle Gas Resources, Inc. (c)	960,507
13,500	Williams Partners L.P.	651,780

		$5,709,520

	Financial—6.6%
13,300	American Capital Strategies, Ltd.	565,516
40,800	American Financial Realty Trust	421,056
42,600	BRT Realty Trust	1,108,026
26,000	Capital Lease Funding, Inc.	279,500
77,500	CastlePoint Holdings, Ltd.	1,138,475
119,700	Compass Diversified Trust	2,134,251
39,200	Cypress Sharpridge	411,600
74,100	FBR Capital Markets Corporation (c)	1,252,290
37,800	Fortress Investment Group LLC	900,396
298,000	FSI Realty REG D (a)(c)	2,980,000
29,800	FSI Realty Trust (c)	298,000
61,200	Hercules Technology Growth Capital, Inc.	826,812
35,200	JER Investors Trust Inc.	528,000
32,200	KKR Financial Corp.	802,102
180,800	Luminent Mortgage Capital, Inc.	1,824,272
43,500	Maiden Holdings (c)	435,000
28,500	Medical Properties Trust, Inc.	377,055
300,200	Meruelo Maddux Properties, Inc. (c)	2,449,632
50,000	Mid Country (a)(c)	850,000
154,700	Muni Funding Co (c)	1,547,000
24,200	NGP Capital Resources Company	404,624
52,300	PennantPark Investment Corp.	734,292
52,800	RAIT Financial Trust	1,373,856
73,300	Resource Capital Corp.	1,024,734
85,300	Star Asia Fin Ltd. (c)	938,300
66,470	Technology Investment Capital Corp.	1,049,561

		$26,654,350

	Industrial—1.3%
94,200	Aries Maritime Transport Limited	916,566
111,695	Intermet Corporation (c)	893,560
6,800	McDermott International, Inc. (c)	565,216
51,400	Orion Marine Group (c)	693,900

RMK ADVANTAGE INCOME FUND, INC.

Portfolio of Investments

June 30, 2007 (Unaudited)

Principal Amount/ Shares	Description	Value (b)
33,527	Owens Corning (c)	1,127,513
43,400	Quintana Maritime Limited	686,588
8,490	Ship Finance International Limited	251,983

		$5,135,326

	Insurance—0.1%
667	Providence Washington Insurance Companies (c)	133
	Technology—2.5%
274,900	Banctec Inc. (a)(c)	2,199,200
26,300	Cascade Microtech, Inc. (c)	315,337
158,200	Cirrus Logic, Inc. (c)	1,313,060
35,400	Infocrossing, Inc. (c)	653,838
176,300	InPhonic, Inc. (c)	825,066
33,600	Micron Technology, Inc. (c)	421,008
175,500	Ness Technologies, Inc. (c)	2,283,255
63,400	Optimal Group Inc. (c)	478,670
20,000	Parametric Technology Corporation (c)	432,200
67,700	Spansion Inc. (c)	751,470
53,669	Taiwan Semiconductor Manufacturing Company Ltd.	597,336

		$10,270,440

Total Common Stocks (cost $61,533,093)		$60,764,346

PREFERRED STOCKS—5.9% OF NET ASSETS
40,000	Baker Street Funding (a)	3,680,000
10,000	Baker Street Funding 2006-1 (a)	935,000
3,000	Credit Genesis CLO 2005 (a)	2,955,000
2,000	Centurion VII (a)(c)	1,515,000
1,000	Global Leveraged (a)(c)	920,000
9	Harborview 2006-8 (c)	1
2,000	Hewett’s Island II (a)	1,850,000
67,000	Indymac Indx CI-1 Corp. (a)(c)	1,820,859
2,000	Marquette Park CLO (a)	1,880,000
2,975	Motient Corporation	2,618,000
20,000	Mountain View Funding (a)	1,840,000
2,000	Rockwall CDO (a)(c)	1,970,000
2,000	WEBS CDO 2006-1 PS (a)	1,550,000

Total Preferred Stocks (cost $24,012,484)		$23,533,860

EURODOLLAR TIME DEPOSITS—2.4% OF NET ASSETS
	State Street Bank & Trust Company Eurodollar time deposits dated June 29, 2007 4.050% maturing at $9,822,210 on July 2, 2007.

		$9,820,000

Total Investments—135.7% of Net Assets (cost $600,977,054)		$545,603,234

Other Assets and Liabilities, net—(35.7%) of Net Assets		(143,613,966)

Net Assets		$401,989,268

	Call Options Written June 30, 2007
Number of Contracts	Common Stocks/Expiration Date/Exercise Price	Value (b)
35	Mittal Steel Company N.V./July 2007/65	3,150
2	Sanderson Farms, Inc./July 2007/45	260
17	Zoltek Companies, Inc./July 2007/45	1,105

Total Call Options Written (Premiums Received $11,078)		$4,515

(a)	Securities sold within the terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to valuation policies and procedures adopted by the Board of Directors, these issues have been determined to be liquid by Morgan Asset Management, Inc., the Fund's investment adviser.

RMK ADVANTAGE INCOME FUND, INC.

Portfolio of Investments

June 30, 2007 (Unaudited)

(b)	See Note 2 of accompanying Notes to Financial Statements regarding investment valuations.
(c)	Non-income producing securities.
(d)	A portion or all of the security is pledged as collateral for call options written.
*	These securities are classified as Yankee Bonds, which are U.S. dollar denominated bonds issued in the United States by a foreign entity.

All of the Fund's investment securities, other than equity securities, are pledged as collateral under the line of credit.

The Notes to the Financial Statements are an integral part of, and should be read in conjunction with, the Financial Statements.

Note to the Schedule of Investments

(Unaudited)

Investment Valuations—Investments in securities listed or traded on a securities exchange are valued at the last quoted sales price on the exchange where the security is primarily traded as of close of business on the New York Stock Exchange, usually 4:00 p.m. Eastern Time, on the valuation date. Equity securities traded on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Price (“NOCP”) provided by Nasdaq each business day. The NOCP is the most recently reported price as of 4:00:02 p.m. Eastern Time, unless that price is outside the range of the “inside” bid and asked price (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, Nasdaq will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be the last trade to occur before the market closes. Securities traded in the over-the-counter market and listed securities for which no sales were reported for that date are valued at the last-quoted bid price.

Equity and debt securities issued in private placements shall be valued on the bid side by a primary market dealer. Long-term debt securities (including U.S. government securities, listed corporate bonds, other debt and asset-backed securities and unlisted securities) are generally valued at the latest price furnished by an independent pricing service or primary market dealer. Short-term debt securities with remaining maturities of more than 60 days for which market quotations are readily available shall be valued by an independent pricing service or primary market dealer. Short-term debt securities with remaining maturities of 60 days or less shall be valued at cost with interest accrued or discount accreted to the date of maturity, unless such valuation, in the judgment of Morgan Asset Management, Inc., the Adviser, does not represent market value.

Investments in open-end registered investment companies, if any, are valued at net asset value as reported by those investment companies. Foreign securities denominated in foreign currencies, if any, are translated from the local currency into U.S. dollars using current exchange rates.

Investments for which market quotations are not readily available, or available quotations which appear to not accurately reflect the current value of an investment, are valued at fair value as determined in good faith by the Adviser’s Valuation Committee using procedures established by and under the direction of each Fund’s Board of Directors. The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. Certain debt securities held by the Funds are valued on the basis of prices provided by primary market dealers. The prices provided by primary market dealers may differ from the value that would be realized if the securities were sold.

Item 2.	Controls and Procedures.

(a)	Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), as of a date within 90 days of the filing date of this report, the Registrant’s certifying officers have concluded that such disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)	The Registrant’s certifying officers are not aware of any changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter of the period covered by this report that has materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	RMK Advantage Income Fund, Inc.

By (Signature and Title):	/s/ Brian B. Sullivan
Brian B. Sullivan
President and Principal Executive Officer

Date:	August 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Brian B. Sullivan
Brian B. Sullivan
President and Principal Executive Officer

Date:	August 29, 2007

By (Signature and Title):	/s/ J. Thompson Weller
J. Thompson Weller
Treasurer and Principal Financial Officer

Date:	August 29, 2007